FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04892
                                   ---------

                           TEMPLETON GROWTH FUND, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 11/30/06
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Growth Fund, Inc.

QUARTERLY STATEMENT OF INVESTMENTS
NOVEMBER 30, 2006

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................   7

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series

                                          Quarterly Statement of Investments | 1

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                       This page intentionally left blank.

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Templeton Growth Fund, Inc.

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------
                                                        INDUSTRY                   SHARES/WARRANTS      VALUE
-----------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 93.1%
   BERMUDA 1.4%
   ACE Ltd. ..........................                  Insurance                       3,700,000   $  210,308,000
   XL Capital Ltd., A ................                  Insurance                       4,000,000      284,480,000
                                                                                                    --------------
                                                                                                       494,788,000
                                                                                                    --------------
   CANADA 0.6%
   BCE Inc. ..........................    Diversified Telecommunication Services        8,000,000      196,531,792
                                                                                                    --------------
   FINLAND 1.8%
   Stora Enso OYJ, R (EUR/FIM Traded)            Paper & Forest Products               19,000,000      296,119,645
   UPM-Kymmene OYJ ...................           Paper & Forest Products               13,000,000      323,622,238
                                                                                                    --------------
                                                                                                       619,741,883
                                                                                                    --------------
   FRANCE 3.9%
   Accor SA ..........................        Hotels, Restaurants & Leisure             4,900,000      356,209,568
   France Telecom SA .................    Diversified Telecommunication Services       12,000,000      311,440,059
   Peugeot SA ........................                 Automobiles                      6,000,000      374,045,867
   Sanofi-Aventis ....................               Pharmaceuticals                    3,399,998      298,489,698
                                                                                                    --------------
                                                                                                     1,340,185,192
                                                                                                    --------------
   GERMANY 6.1%
   Bayerische Motoren Werke AG .......                 Automobiles                     10,000,000      550,713,949
   Deutsche Post AG ..................           Air Freight & Logistics               12,332,004      367,411,995
 a Infineon Technologies AG ..........   Semiconductors & Semiconductor Equipment      15,000,000      194,848,660
   Muenchener Rueckversicherungs-
    Gesellschaft AG ..................                  Insurance                       2,100,000      342,945,558
   Siemens AG ........................           Industrial Conglomerates               7,000,000      667,371,556
                                                                                                    --------------
                                                                                                     2,123,291,718
                                                                                                    --------------
   HONG KONG 1.2%
   Cheung Kong (Holdings) Ltd. .......                 Real Estate                     14,000,800      165,415,156
   Hong Kong Electric Holdings Ltd. ..              Electric Utilities                 30,000,000      141,544,909
   Swire Pacific Ltd., A .............                 Real Estate                      9,190,000       97,116,778
                                                                                                    --------------
                                                                                                       404,076,843
                                                                                                    --------------
   ITALY 2.3%
   Eni SpA ...........................         Oil, Gas & Consumable Fuels              9,000,000      294,596,873
   Mediaset SpA ......................                    Media                        13,000,000      154,064,842
   UniCredito Italiano SpA ...........               Commercial Banks                  40,800,784      352,251,832
                                                                                                    --------------
                                                                                                       800,913,547
                                                                                                    --------------
   JAPAN 6.1%
   FUJIFILM Holdings Corp. ...........         Leisure Equipment & Products             8,000,000      318,562,667
   Hitachi Ltd. ......................      Electronic Equipment & Instruments         24,000,000      142,627,624
 a Konica Minolta Holdings Ltd. ......              Office Electronics                 20,000,000      290,230,629
   Mitsubishi UFJ Financial Group Inc.               Commercial Banks                      41,000      524,142,697
   Nintendo Co. Ltd. .................                   Software                         450,000      107,281,679
   Nomura Holdings Inc. ..............               Capital Markets                    7,000,067      122,744,545
   Shinsei Bank Ltd. .................               Commercial Banks                  31,408,000      186,109,424


                                          Quarterly Statement of Investments | 3

Templeton Growth Fund, Inc.

-------------------------------------------------------------------------------------------------------------------
                                                         INDUSTRY                   SHARES/WARRANTS      VALUE
-------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  JAPAN (CONTINUED)
  Sony Corp. .........................              Household Durables                   3,000,000   $  118,683,597
  Takeda Pharmaceutical Co. Ltd. .....               Pharmaceuticals                     4,700,000      306,918,891
                                                                                                     --------------
                                                                                                      2,117,301,753
                                                                                                     --------------
  MEXICO 0.5%
  Telefonos de Mexico SA de CV, L, ADR    Diversified Telecommunication Services         7,000,000      182,700,000
                                                                                                     --------------
  NETHERLANDS 3.8%
  Koninklijke Philips Electronics NV .              Household Durables                  12,000,000      446,344,453
  Reed Elsevier NV ...................                    Media                         30,000,000      505,295,606
  Unilever NV ........................                Food Products                     13,000,000      343,074,001
                                                                                                     --------------
                                                                                                      1,294,714,060
                                                                                                     --------------
  SOUTH AFRICA 0.7%
b Sappi Ltd. .........................           Paper & Forest Products                14,000,000      225,577,795
                                                                                                     --------------
  SOUTH KOREA 3.0%
  Kookmin Bank .......................               Commercial Banks                    3,600,000      280,454,081
  KT Corp., ADR ......................    Diversified Telecommunication Services        13,140,600      333,771,240
  Samsung Electronics Co. Ltd. .......   Semiconductors & Semiconductor Equipment          260,000      178,490,343
  SK Telecom Co. Ltd. ................     Wireless Telecommunication Services             300,000       69,726,152
  SK Telecom Co. Ltd., ADR ...........     Wireless Telecommunication Services           7,000,000      181,510,000
                                                                                                     --------------
                                                                                                      1,043,951,816
                                                                                                     --------------
  SPAIN 1.6%
  Banco Santander Central Hispano SA .               Commercial Banks                    8,000,000      145,232,762
  Repsol YPF SA ......................         Oil, Gas & Consumable Fuels              11,000,000      394,729,089
                                                                                                     --------------
                                                                                                        539,961,851
                                                                                                     --------------
  SWEDEN 0.8%
  Svenska Cellulosa AB, B ............           Paper & Forest Products                 5,859,549      286,972,832
                                                                                                     --------------
  SWITZERLAND 4.1%
  Nestle SA ..........................                Food Products                      1,300,000      458,804,388
  Novartis AG ........................               Pharmaceuticals                     4,000,000      233,115,014
  Swiss Reinsurance Co. ..............                  Insurance                        4,658,823      397,645,149
  UBS AG .............................               Capital Markets                     5,400,000      324,617,246
                                                                                                     --------------
                                                                                                      1,414,181,797
                                                                                                     --------------
  UNITED KINGDOM 15.6%
  Aviva PLC ..........................                  Insurance                       25,370,598      392,703,995
  BAE Systems PLC ....................             Aerospace & Defense                  16,000,000      121,706,844
  BP PLC .............................         Oil, Gas & Consumable Fuels              39,500,003      445,649,142
  British Sky Broadcasting Group PLC .                    Media                         27,000,000      280,474,130
  Compass Group PLC ..................        Hotels, Restaurants & Leisure             68,389,574      385,794,337
  GlaxoSmithKline PLC ................               Pharmaceuticals                    19,000,000      504,536,980
  HSBC Holdings PLC ..................               Commercial Banks                   29,432,400      546,764,690
  National Grid PLC ..................               Multi-Utilities                    25,097,959      339,399,265
  Pearson PLC ........................                    Media                         22,000,000      324,531,929
  Rentokil Initial PLC ...............        Commercial Services & Supplies            22,000,000       65,079,354
a Rolls-Royce Group PLC ..............             Aerospace & Defense                  16,000,000      134,050,497
a Rolls-Royce Group PLC, B ...........             Aerospace & Defense                 587,200,000        1,171,482


4 | Quarterly Statement of Investments

Templeton Growth Fund, Inc.

---------------------------------------------------------------------------------------------------------------
                                                     INDUSTRY                  SHARES/WARRANTS       VALUE
---------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    UNITED KINGDOM (CONTINUED)
    Royal Bank of Scotland Group PLC             Commercial Banks                  16,520,000   $   598,113,662
    Royal Dutch Shell PLC, B ........       Oil, Gas & Consumable Fuels            14,000,000       499,996,560
    Smiths Group PLC ................        Industrial Conglomerates               5,000,000        89,285,100
a,c Standard Life Assurance Co., 144A                Insurance                     27,035,210       151,180,603
    Vodafone Group PLC ..............   Wireless Telecommunication Services       200,000,000       528,732,898
                                                                                                ---------------
                                                                                                  5,409,171,468
                                                                                                ---------------
    UNITED STATES 39.6%
    Abbott Laboratories .............             Pharmaceuticals                   4,567,650       213,126,549
    Accenture Ltd., A ...............               IT Services                    11,000,000       370,700,000
    American International Group Inc.                Insurance                     10,000,000       703,200,000
    American Standard Cos. Inc. .....            Building Products                  4,460,400       199,870,524
    The Bank of New York Co. Inc. ...             Capital Markets                  10,000,000       355,400,000
  a Boston Scientific Corp. .........    Health Care Equipment & Supplies          30,200,000       477,764,000
    Bristol-Myers Squibb Co. ........             Pharmaceuticals                  13,000,000       322,790,000
  a Cadence Design Systems Inc. .....                Software                      10,000,000       183,800,000
  a Chico's FAS Inc. ................            Specialty Retail                   8,598,475       204,213,781
  a Comcast Corp., A ................                  Media                       10,000,000       402,800,000
  a The DIRECTV Group Inc. ..........                  Media                       16,000,000       364,000,000
    DTE Energy Co. ..................             Multi-Utilities                   6,273,600       295,423,824
  b Eastman Kodak Co. ...............      Leisure Equipment & Products            17,000,000       442,340,000
    El Paso Corp. ...................       Oil, Gas & Consumable Fuels            28,000,000       408,800,000
    Electronic Data Systems Corp. ...               IT Services                    12,000,000       325,680,000
  a Expedia Inc. ....................        Internet & Catalog Retail             10,000,000       181,700,000
    Florida East Coast Industries Inc               Road & Rail                       470,546        28,171,589
    H&R Block Inc. ..................      Diversified Consumer Services           13,000,000       312,000,000
    Harley-Davidson Inc. ............               Automobiles                     3,500,000       258,195,000
    International Paper Co. .........         Paper & Forest Products              10,000,000       331,000,000
a,b Interpublic Group of Cos. Inc. ..                  Media                       33,000,000       395,010,000
    Merck & Co. Inc. ................             Pharmaceuticals                  15,000,000       667,650,000
    Microsoft Corp. .................                Software                      27,000,000       791,910,000
    News Corp., A ...................                  Media                       36,500,000       751,900,000
  a Oracle Corp. ....................                Software                      26,888,000       511,678,640
    Pfizer Inc. .....................             Pharmaceuticals                  22,000,000       604,780,000
    Raytheon Co. ....................           Aerospace & Defense                 6,500,000       331,760,000
  a Raytheon Co., wts., 6/16/11 .....           Aerospace & Defense                    55,585           917,153
  a Seagate Technology ..............         Computers & Peripherals              20,000,000       515,200,000
    The St. Joe Co. .................               Real Estate                     1,415,700        79,265,043
a,b Tenet Healthcare Corp. ..........    Health Care Providers & Services          35,000,000       248,150,000
    Time Warner Inc. ................                  Media                       26,240,700       528,487,698
    Torchmark Corp. .................                Insurance                      2,817,000       178,090,740
    Tyco International Ltd. .........        Industrial Conglomerates              26,000,000       787,540,000
  a Viacom Inc., B ..................                  Media                       15,000,000       562,650,000
  b Willis Group Holdings Ltd. ......                Insurance                      9,000,000       362,340,000
                                                                                                ---------------
                                                                                                 13,698,304,541
                                                                                                ---------------
    TOTAL COMMON STOCKS
      (COST $24,436,584,015) ........                                                            32,192,366,888
                                                                                                ---------------


                                          Quarterly Statement of Investments | 5

Templeton Growth Fund, Inc.

------------------------------------------------------------------------------------
                                               PRINCIPAL AMOUNT d        VALUE
------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 7.0%
  TIME DEPOSITS 1.1%
  IRELAND 0.9%
  Bank of Scotland, Time Deposits,
     3.34% - 3.54%, 12/01/06 - 1/09/07 ..         250,000,000 EUR   $    329,157,487
                                                                    ----------------
  UNITED KINGDOM 0.2%
  Royal Bank of Scotland Group PLC.,
   Time Deposit,
     3.33%, 12/01/06 ....................          47,390,000 EUR         62,306,000
                                                                    ----------------
  TOTAL TIME DEPOSITS
   (COST $390,730,996) ..................                                391,463,487
                                                                    ----------------
  GOVERNMENT AND AGENCY SECURITIES 5.9%
  UNITED STATES 5.9%
e Federal Farm Credit Bank,
   3/06/07 - 7/09/07 ....................         274,000,000            268,355,395
e Federal Home Loan Bank,
   12/27/06 - 4/30/07 ...................         236,380,000            232,237,177
e Federal Home Loan Mortgage Corp.,
   0.00% - 4.125%, 12/27/06 - 4/30/07 ...         586,685,000            580,310,409
e Federal National Mortgage Association,
   0.00% - 5.00%, 12/01/06 - 8/09/07 ....         953,525,000            941,281,338
                                                                    ----------------
  TOTAL GOVERNMENT AND AGENCY SECURITIES
   (COST $2,021,838,331) ................                              2,022,184,319
                                                                    ----------------
  TOTAL SHORT TERM INVESTMENTS
   (COST $2,412,569,327) ................                              2,413,647,806
                                                                    ----------------
  TOTAL INVESTMENTS
   (COST $26,849,153,342) 100.1% ........                             34,606,014,694
  OTHER ASSETS, LESS LIABILITIES (0.1)% .                                (28,500,541)
                                                                    ----------------
  NET ASSETS 100.0% .....................                           $ 34,577,514,153
                                                                    ================

CURRENCY ABBREVIATIONS

EUR - Euro
FIM - Finnish Markka

SELECTED PORTFOLIO ABBREVIATION

ADR - American Depository Receipt

a     Non-income producing for the twelve months ended November 30, 2006.

b     See Note 2 regarding holdings of 5% voting securities.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At November 30, 2006, the value of this security was $151,180,603, representing 0.44% of net assets.

d     The principal amount is stated in U.S. dollars unless otherwise indicated.

e A portion or all of the security is traded on a discount basis with no stated coupon rate.


6 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Templeton Growth Fund, Inc.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Growth Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company.

1. INCOME TAXES

At November 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ......................   $ 26,879,189,662
                                             ================

Unrealized appreciation ..................   $  7,847,079,948
Unrealized depreciation ..................       (120,254,916)
                                             ----------------
Net unrealized appreciation (depreciation)   $  7,726,825,032
                                             ================

2. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund for the three months ended November 30, 2006 were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                                     NUMBER OF
                                    SHARES HELD                            NUMBER OF SHARES                              REALIZED
                                   AT BEGINNING     GROSS         GROSS      HELD AT END    VALUE AT END   INVESTMENT     CAPITAL
NAME OF ISSUER                        OF YEAR     ADDITIONS    REDUCTIONS     OF PERIOD      OF PERIOD       INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES

Eastman Kodak Co. ..............      17,000,000          --            --    17,000,000   $  442,340,000  $ 4,250,000  $        --
Interpublic Group of
 Cos. Inc. .....................      33,000,000          --            --    33,000,000      395,010,000           --           --
Sappi Ltd. .....................      14,000,000          --            --    14,000,000      225,577,795           --           --
Tenet Healthcare Corp. .........      35,000,000          --            --    35,000,000      248,150,000           --           --
Willis Group Holdings Ltd. .....       9,000,000          --            --     9,000,000      362,340,000    2,115,000           --
                                                                                           ----------------------------------------
TOTAL AFFILIATED SECURITIES
  (4.84% of Net Assets) .........................................................          $1,673,417,795  $ 6,365,000  $        --
                                                                                           ========================================

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 7

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GROWTH FUND, INC.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 25, 2007



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 25, 2007



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date January 25, 2007